Earnings Per Share (Basic and Diluted Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to Parent	$ 7,657	$ 8,465	$ 8,403
Basic EPS weighted average shares outstanding	3,645	3,627	3,608
Dilutive effect of stock options	12	5	6
Diluted EPS weighted average shares outstanding	3,657	3,632	3,614
Earnings Per Share, Basic	$ 2.10	$ 2.33	$ 2.33
Earnings Per Share, Diluted	$ 2.10	$ 2.33	$ 2.33